Fees Summary	Jun. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,285,000
Previously Paid Amount	0.00
Total Fee Amount	196.73
Total Offset Amount	0.00
Net Fee	196.73
Narrative - Max Aggregate Offering Price	$ 1,285,000
Final Prospectus	true